Summary of Significant Accounting Policies - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
DCN/DCD	¥ 1,693,843
Foreign exchange forward contracts	1,855
Foreign exchange option contracts	317
Fair value
Unrealized gain from investment in equity investee		¥ 754,468
Impairment of equity method investments	0	0	¥ 0
Impairment losses related to equity investments without readily determinable fair values	0	¥ 56,026	¥ 0
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
DCN/DCD	0
Foreign exchange forward contracts	0
Foreign exchange option contracts	0
Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
DCN/DCD	1,693,843
Foreign exchange forward contracts	1,855
Foreign exchange option contracts	317
Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
DCN/DCD	0
Foreign exchange forward contracts	0
Foreign exchange option contracts	¥ 0